Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

We are required by SEC rules to disclose the following information regarding compensation paid to our NEOs. The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. The tables in footnote (2) below set forth the adjustments from the Total Compensation for each NEO reported in the Summary Compensation Table above.

The following table sets forth additional compensation information of our Chief Executive Officer (CEO) and our non-CEO NEOs along with total shareholder return, net income and total revenue performance results for fiscal years presented:

					Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total For CEO	Compensation Actually Paid to CEO (5)	Average Summary Compensation Table Total For NEOs	Average Compensation Actually Paid to NEOs (5)(2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)	Net Income (in thousands) (4)	Total Revenue (in thousands)(4)
2024	$6,961,766	$10,138,733	$1,443,013	$1,896,075	$355.84	$187.31	$201,670	$987,321
2023	$5,646,028	$21,220,183	$1,282,971	$2,783,035	$318.23	$138.72	$121,159	$815,868
2022	$5,313,301	$2,086,925	$1,129,974	$711,974	$86.27	$42.94	$223,334	$1,005,183
2021	$5,134,310	$13,985,674	$1,069,940	$2,149,621	$176.97	$119.51	$142,349	$788,899
2020	$3,763,688	$4,453,187	$934,489	$1,463,581	$30.11	$53.66	$31,025	$556,496

Named Executive Officers, Footnote

(1) The CEO and NEOs included in the above compensation columns reflect the following:

Year	CEO	NEOs
2024 & 2023	Michael P. Plisinski	Mark R. Slicer, Yoon Ah E. Oh, Srinivas Vedula, Ramil Yaldaei
2022	Michael P. Plisinski	Mark R. Slicer, James (Cody) Harlow, Robert Fiordalice, Yoon Ah E. Oh, Steven R. Roth
2021	Michael P. Plisinski	Steven R. Roth, Rollin Kocher, Kevin Heidrich, Robert A. Koch, Yoon Ah E. Oh
2020	Michael P. Plisinski	Steven R. Roth, Rollin Kocher, Kevin Heidrich, Robert A. Koch

Peer Group Issuers, Footnote

(3) Company and Peer Group TSR reflects the Company’s peer group (PHLX Semiconductor Index) as reflected in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 28, 2024. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2019.

PEO Total Compensation Amount	$ 6,961,766	$ 5,646,028	$ 5,313,301	$ 5,134,310	$ 3,763,688
PEO Actually Paid Compensation Amount	$ 10,138,733	21,220,183	2,086,925	13,985,674	4,453,187
Adjustment To PEO Compensation, Footnote

“Compensation Actually Paid” to the CEO reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

CEO	2024	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$6,961,766	$5,646,028	$5,313,301	$5,134,310	$3,763,688
Less, Value of Stock & Option Awards Reported in SCT	($5,303,695)	($4,327,136)	($3,977,905)	($3,487,747)	($2,672,777)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—	—	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—	—	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$4,637,070	$10,231,429	$2,764,863	$6,761,134	$2,941,125
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$2,143,426	$8,298,325	($2,584,704)	$5,241,435	$318,972
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	$1,700,166	$1,371,538	$571,370	$336,542	$102,179
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—	—	—	—
Total Adjustments	$3,176,967	$15,574,155	($3,226,376)	$8,851,364	$689,499
"Compensation Actually Paid"	$10,138,733	$21,220,183	$2,086,925	$13,985,674	$4,453,187

Non-PEO NEO Average Total Compensation Amount	$ 1,443,013	1,282,971	1,129,974	1,069,940	934,489
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,896,075	2,783,035	711,974	2,149,621	1,463,581
Adjustment to Non-PEO NEO Compensation Footnote

The average “Compensation Actually Paid” to the NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

NEO Average	2024	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$1,443,013	$1,282,971	$1,129,974	$1,069,940	$934,489
Less, Value of Stock & Option Awards Reported in SCT	($756,739)	($721,165)	($577,372)	($533,902)	($435,715)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—	—	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—	—	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$661,625	$1,508,382	$436,885	$879,706	$479,458
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$274,604	$613,125	($143,057)	$665,069	$487,384
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	$273,572	$99,722	($134,457)	$68,807	($2,036)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—	—	—	—
Total Adjustments	$453,062	$1,500,064	($418,000)	$1,079,680	$529,092
"Compensation Actually Paid"	$1,896,075	$2,783,035	$711,974	$2,149,621	$1,463,581

Equity Valuation Assumption Difference, Footnote

(5) Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for TSR-based PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement. For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2024: $170.66 (11.6% increase from the prior year) for 2023: $152.90 (124.6% increase from prior year) for 2022: $68.09 (32.7% reduction from prior year), for 2021: $101.23 (110.8% increase from prior year), and for 2020: $48.02 (1.0% increase from prior year).

Tabular List, Table

The table below lists our most important performance measures used to link “Compensation Actually Paid” for our NEOs to Company performance, over the fiscal year ending December 28, 2024. Both Total Revenue and non-GAAP operating income factor into the annual cash incentive compensation paid to NEOs and Company TSR over two- and three-year measurement periods determine the ultimate value of PSUs awarded to NEOs. For a further discussion of how each of these financial measures relates to NEO compensation and for a reconciliation of the non-GAAP measure as compared to the GAAP measure reflected in our audited financial statements, see our “Compensation Discussion and Analysis” beginning on page 27 of this proxy statement. The performance measures included in this table are not ranked by relative importance.

Most Important Financial Measures
Total Revenue
Non-GAAP Operating Income (1)
Total Shareholder Return
(1)
Refer to footnote (1) on page 39 of this proxy statement for a reconciliation of non-GAAP operating income to the most comparable GAAP measure.

Total Shareholder Return Amount	$ 355.84	318.23	86.27	176.97	30.11
Peer Group Total Shareholder Return Amount	187.31	138.72	42.94	119.51	53.66
Net Income (Loss)	$ 201,670	121,159	223,334	142,349	31,025
Additional 402(v) Disclosure

Our TSR lagged the TSR for our peer group in 2020 but increased significantly in 2021 both in terms of real dollars and in relation to our peer group TSR, which our TSR exceeded by approximately 40%. In 2022, the dollar value of our TSR dropped but was nonetheless over 100% greater than our peer group TSR. From 2022 to 2023 our TSR increased by over 250% and was more than twice that of our peer group TSR. From 2023 to 2024, our TSR increased less than our peer group TSR but our TSR nonetheless remained almost double that of our peer group. There is a positive relationship between TSR and “Compensation Actually Paid” to our CEO and the other NEOs between 2020 and 2021, when both metrics increased, between 2021 and 2022, when both metrics dropped, despite our TSR equaling approximately twice our peer group TSR, and between 2022 and 2023, when both metrics increased. There is an inverse relationship between TSR and “Compensation Actually Paid” to our CEO and the other NEOs between 2023 and 2024 when TSR increased but “Compensation Actually Paid” decreased. The following chart illustrates the relationship between our Compensation Actually Paid and TSR:

Compensation Actually Paid and Net Income

There is a positive relationship between Net Income and “Compensation Actually Paid” to our CEO and the other NEOs between 2020 and 2021, when both metrics increased. There is an inverse relationship between Net Income and “Compensation Actually Paid” to our CEO and the other NEOs between 2021 and 2022 when Net Income increased, but “Compensation Actually Paid” decreased. There is an inverse relationship between Net Income and “Compensation Actually Paid” to our CEO and other NEOs between 2022 and 2023 when Net Income decreased but “Compensation Actually Paid” increased. And there is, again, an inverse relationship between Net Income and “Compensation Actually Paid” to our CEO and other NEOs between 2023 and 2024 when Net Income increased but “Compensation Actually Paid” decreased. The following chart illustrates the relationship between our Compensation Actually Paid and Net Income:

Compensation Actually Paid and Total Revenue

We chose Total Revenue as our Company Selected Measure for evaluating Pay versus Performance because it is a key metric, along with non-GAAP operating income, in determining the annual cash incentive compensation paid to the CEO and other NEOs. From 2020 to 2021 there is a positive relationship between Total Revenue and “Compensation Actually Paid,” when both metrics increased, an inverse relationship between 2021 and 2022 when Total Revenue increased, but “Compensation Actually Paid” to our CEO and the other NEOs decreased, and an inverse relationship between 2022 and 2023 when Total Revenue decreased, but “Compensation Actually Paid” to our CEO and the other NEOs increased. Much of the increase in CEO and NEO “Compensation Actually Paid” from 2022 to 2023 is attributable to the significant increase in the Company’s stock price during 2023. There is also an inverse relationship between Total Revenue and “Compensation Actually Paid” to our CEO and the other NEOs between 2023 and 2024 when Total Revenue increased but “Compensation Actually Paid” decreased. The following chart illustrates the relationship between our Compensation Actually Paid and Total Revenue:

Pay versus Performance Tabular List

The table below lists our most important performance measures used to link “Compensation Actually Paid” for our NEOs to Company performance, over the fiscal year ending December 28, 2024. Both Total Revenue and non-GAAP operating income factor into the annual cash incentive compensation paid to NEOs and Company TSR over two- and three-year measurement periods determine the ultimate value of PSUs awarded to NEOs. For a further discussion of how each of these financial measures relates to NEO compensation and for a reconciliation of the non-GAAP measure as compared to the GAAP measure reflected in our audited financial statements, see our “Compensation Discussion and Analysis” beginning on page 27 of this proxy statement. The performance measures included in this table are not ranked by relative importance.

Most Important Financial Measures
Total Revenue
Non-GAAP Operating Income (1)
Total Shareholder Return
(1)
Refer to footnote (1) on page 39 of this proxy statement for a reconciliation of non-GAAP operating income to the most comparable GAAP measure.

Pension And Nonqualified Deferred Compensation

The Company does not have a defined benefit pension program, nor does it offer non-qualified deferred compensation.

Potential Payments Upon Termination Of Employment Or Change In Control

This section (including the following tables) summarizes each NEO’s estimated payments and other benefits that would be received by the NEO or the NEO’s estate if his or her employment had terminated on December 28, 2024, under the hypothetical circumstances set forth below.

Certain of our NEOs are entitled to certain termination payments upon his or her death or Disability, his or her involuntary termination without Cause, or his or her voluntary termination with Good Reason as described below. Although the definitions of each of these terms is specific to the NEO’s employment agreement or change-in-control agreement with the Company, the terms generally have the following meanings:

•
“Disability” generally means that the executive officer, due to physical or mental impairment, is unable to perform his or her duties to the Company for a specified period of time.
•
“Cause” generally means that the executive officer engaged in a crime, willful gross misconduct or other serious act involving moral turpitude; materially breached an agreement between him or her and the Company; or otherwise materially breached his or her obligations to the Company.
•
A voluntary termination for “Good Reason” generally means, depending on the particular executive officer’s agreement, that the executive officer’s duties, responsibilities or status with the Company or its successor are materially reduced; his or her primary place of work is moved to a location outside a predetermined radius; in particular cases, certain reductions in compensation; or the Company materially breaches the terms of his or her agreement with the Company or any successor fails to assume the executive officer’s change-in-control agreement.

In addition to the payments and other benefits described below, under our 2020 Stock Plan, in the event of a change in control, unless the Board or Compensation Committee determine that some other treatment is warranted in their discretion, if the acquirer elects not to assume or substitute an equity award, then upon the effective date of the change in control all RSUs and PSUs held by any employees of the Company (including NEOs) become fully vested and the performance goals or other vesting conditions for PSUs shall be deemed achieved at 100% of the target levels.

NEO Employment and Change in Control Agreements

Mr. Plisinski

Mr. Plisinski’s employment agreement provides for the following:

•
In the event of any termination of Mr. Plisinski’s employment, he is entitled to payment of all base salary due and owing through the termination date and an amount equal to all earned but unused vacation through the termination date.
•
In the event Mr. Plisinski’s employment is terminated due to his death, his estate would be entitled to:
o
Payment of his then-current base salary as if his employment had continued for three months following his death;
o
Continued co-payment for a period of six months following his death of amounts due under COBRA for continuation of the Company’s group health and other group benefits for his covered dependents, if the covered dependents so elect;
o
Payment of his annual incentive cash bonus based on actual performance achievement, prorated for the time employed preceding his death, to be paid out with the Company’s annual incentive plan payouts; and
o
Immediate vesting of stock options and SARs, and immediate vesting of RSU awards granted after his appointment as CEO which by their terms would vest within 12 months after death and, if a performance award, based on actual performance achievement for such performance period completed within 12 months after death.
•
In the event Mr. Plisinski’s employment is terminated due to his Disability, he would be entitled to:
o
Payment of his then-current base salary through the end of the month of such termination;
o
Continued co-payment for a maximum period of six months following his Disability of amounts due under COBRA for continuation of the Company’s group health and other group benefits, if he or his covered dependents, as appropriate, so elects;
o
Payment of his annual incentive cash bonus based on actual performance achievement, prorated for the time employed preceding his termination, to be paid out with the Company’s annual incentive plan payouts; and
o
Immediate vesting of stock options and SARs, and immediate vesting of RSU awards granted after his appointment as CEO which by their terms would vest within 12 months after termination for disability and, if a performance award, based on actual performance achievement for such performance period completed within 12 months after termination.
•
In the event Mr. Plisinski’s employment is terminated by the Company without Cause or Mr. Plisinski terminates his employment for Good Reason, he would be entitled to:
o
Payment of two times his then-current base salary, paid over 24 months (i.e., salary continuation for two years);
o
Continued co-payment for a period of up to 18 months of amounts due under COBRA for continuation of the Company’s group health and other group benefits, if he so elects; and
o
Vesting of any equity incentive awards outstanding as of the termination date as follows:
▪
For awards granted after the effective date of Mr. Plisinski’s current employment agreement:
•
Stock options and SARs which would have vested within 12 months following the date of termination, become immediately and fully vested and exercisable upon termination and remain exercisable until the first to occur of the second (2nd) anniversary of the termination date or the original expiration date of such option or stock appreciation right;
▪
For awards granted before the effective date of Mr. Plisinski’s current employment agreement:
•
Vesting of unvested awards which were earned based on a completed performance period under a performance-based award granted on or after the employment agreement effective date and which as of the termination date are then subject to time-based vesting only, or shares under such an equity incentive award granted on or after the employment agreement effective date which will be earned under a performance-based award based on actual achievement under a performance period which has been completed on or prior to the termination date but as to which performance period the actual number of shares earned against the award performance goals has not yet been determined by the Company; and
•
Vesting of unvested awards that would have become vested based solely on the passage of time within the 12-month period immediately following the termination date had Mr. Plisinski continued in employment with the Company.
▪
To the extent not vested, all other equity incentive awards outstanding at the time of termination will expire as of the termination date.
•
If, within 18 months following the occurrence of a Change in Control, Mr. Plisinski’s employment is terminated for any reason other than for Cause or Mr. Plisinski terminates his employment for Good Reason, he would be entitled to:
o
Payment of two times the sum of his then-current base salary and target annual cash bonus, paid over 24 months;
o
A pro rata incentive compensation payment for the calendar year in which the termination occurred based on the actual results for the calendar year;
o
Continued co-payment for a period of up to 18 months of amounts due under COBRA for continuation of the Company’s group health and other group benefits, if he so elects; and
o
Immediate vesting of all unvested stock options, SARs and all unvested and outstanding performance-based (at target) and service-based RSUs and other equity awards.
•
To the extent that Change in Control termination payments made to Mr. Plisinski under his agreement are subject to the excise tax imposed by Section 4999 of the IRC, Mr. Plisinski would either have to pay the excise tax or have his benefits reduced so that no portion of his termination payments were subject to the excise tax.
•
In order to receive these termination or Change in Control termination payments, Mr. Plisinski would be required to sign a general release of all known and unknown claims that he may have against the Company.
•
As part of his employment agreement, Mr. Plisinski is subject to non-solicitation and non-competition restrictions that limit his ability to compete with the Company during the term of the agreement and survive his resignation or termination for any reason for periods of two years and one year, respectively.
•
For Mr. Plisinski, a “Change in Control” would generally be considered to have occurred if:
o
Any person or entity, or multiple persons or entities acting as a group, becomes the beneficial owner of more than 50% of our outstanding voting shares;
o
Continuing Directors no longer constitute a majority of the Board, where “Continuing Director” means a Board member who was a Board member when the Executive Change in Control Agreement was executed or who was nominated, elected or approved by at least a majority of Board members who were, at that time, Continuing Directors, but excluding any individual whose initial assumption to office occurred as a result of any actual or threatened election contest or proxy solicitation, unless such person’s treatment as a Continuing Director is subsequently approved by a majority of Continuing Directors; or
o
There is consummation of a merger, consolidation, reorganization, recapitalization or statutory share exchange involving the Company or a sale or other disposition of all or substantially all of the assets of the Company in one or a series of transactions (a “Business Combination”), unless, immediately following such Business Combination, each of the following three conditions is satisfied: (A) all or substantially all of the individuals and entities who were the beneficial owners of the then-outstanding shares of Common Stock entitled to vote immediately prior to such Business Combination still beneficially own more than
75% of the outstanding securities of the surviving entity in substantially the same proportions as their ownership immediately prior to such Business Combination; (B) the individuals who were members of the Board of Directors of the Company immediately prior to the execution of the agreement providing for such Business Combination constitute at least 50% of the members of the board of directors or other governing body of the acquiring entity; and (C) no person beneficially owns, directly or indirectly, securities that represent immediately after such merger or consolidation more than 50% of the combined voting power of the then outstanding voting securities of either the Company or the other surviving entity or its ultimate parent, or of the combined voting power of the then-outstanding securities of such entity entitled to vote generally in the election of directors or other governing body (except to the extent that such ownership existed prior to the Business Combination).

The following table reflects the potential payments to Mr. Plisinski in the event of his termination or his termination following a Change in Control as of December 28, 2024:

	Cash Severance
Termination Circumstances as of 12/28/2024	Base Salary	Management Incentive Bonus	Value of Accelerated Unvested Equity (1)	Benefits Continuation
By the Company without Cause	$1,470,000	—	$6,751,651	$53,093
	(2x salary)
Executive officer resignation for Good Reason	$1,470,000	—	$6,751,651	$53,093
	(2x salary)
Death	$183,750	$920,073	$13,511,664	$17,698
	(3 mos. salary)	(1x bonus)
Disability	—	$920,073	$6,751,651	$17,698
		(1x bonus)
Within 18 months following Change in Control:
By the Company without Cause	$1,470,000	$1,617,000	$13,511,664	$53,093
	(2x salary)	(2x bonus)
By the executive officer with Good Reason	$1,470,000	$1,617,000	$13,511,664	$53,093
	(2x salary)	(2x bonus)
(1)
For RSUs and PSUs the value represents the closing price of our Common Stock on the last trading day of the fiscal year multiplied by the number of accelerated units. For PSUs, the number of accelerated units assumes vesting at the target level.

Ms. Oh, Dr. Vedula and Messrs. Slicer and Yaldaei

The Executive Change in Control Agreements for Ms. Oh, Dr. Vedula and Messrs. Slicer and Yaldaei provide for the following:

•
Upon cessation of the executive’s employment at the Company for any reason under the Executive Change in Control Agreement, the executive (or his or her estate) shall be entitled to payment of:
o
All base salary earned through the executive's termination date but not yet paid;
o
Any unreimbursed business expenses that are eligible for reimbursement under the Company’s policies;
o
Any accrued but unused vacation pay or paid time off;
o
Any amount arising from the executive’s participation in, or benefits, under any employee benefits plans, programs or arrangements; and
o
Any amounts earned but not yet paid under any applicable bonus or incentive plan.
•
The executive (or his or her estate) shall also be entitled to any applicable indemnification rights.
•
If, within one year following the occurrence of a Change in Control, or within 60 days prior to the occurrence of a Change in Control, the executive’s employment is terminated for any reason other than for Cause or the executive resigns for Good Reason, the executive shall be entitled to the following benefits in exchange for an unrevoked general release:
o
Payment of his or her then-current base salary for a period of 12 months;
o
Accelerated vesting of all unvested stock options, outstanding RSUs and other performance awards;
o
Any performance award that was assumed, substituted or continued with the Change in Control that had not already satisfied its performance conditions shall be treated as of the termination date as vested at the target level and fully vested as to any service conditions;
o
Payment of 100% of the executive’s target annual bonus for the fiscal year in which the termination date occurs; and
o
The executive may elect to maintain the executive’s and his or her dependent’s health care benefit coverage to the same extent provided for by and with the same Company/Executive officer payment contribution percentages under the Company’s group plans at the time of termination. Such coverage shall extend for a term of one year from the termination date unless he or she becomes covered as an insured under another employer’s or spousal health care plan.
•
Under the Executive Change in Control Agreements, a “Change in Control” would generally be considered to have occurred if:
o
Any person or entity, or multiple persons or entities acting as a group, becomes the beneficial owner of more than 50% of our outstanding voting shares;
o
Continuing Directors no longer constitute a majority of the Board, where “Continuing Director” means a Board member who was a Board member when the Executive Change in Control Agreement was executed or who was nominated, elected or approved by at least a majority of Board members who were, at that time, Continuing Directors, but excluding any individual whose initial assumption to office occurred as a result of any actual or threatened election contest or proxy solicitation, unless such person’s treatment as a Continuing Director is subsequently approved by a majority of Continuing Directors; or
o
There is consummation of a merger, consolidation, reorganization, recapitalization or statutory share exchange involving the Company or a sale or other disposition of all or substantially all of the assets of the Company in one or a series of transactions (a “Business Combination”), unless, immediately following such Business Combination, each of the following three conditions is satisfied: (A) all or substantially all of the individuals and entities who were the beneficial owners of the then-outstanding shares of Common Stock entitled to vote immediately prior to such Business Combination still beneficially own more than 50% of the outstanding securities of the surviving entity in substantially the same proportions as their ownership immediately prior to such Business Combination; (B) the individuals who were members of the
Board of Directors immediately prior to the execution of the agreement providing for such Business Combination constitute at least 50% of the members of the board of directors or other governing body of the acquiring entity; and (C) no person beneficially owns, directly or indirectly, securities that represent immediately after such merger or consolidation more than 50% of the combined voting power of the then outstanding voting securities of either the Company or the other surviving entity or its ultimate parent, or of the combined voting power of the then-outstanding securities of such entity entitled to vote generally in the election of directors or other governing body (except to the extent that such ownership existed prior to the Business Combination).

The following table reflects the potential payments to Ms. Oh, Dr. Vedula and Messrs. Slicer and Yaldaei, in the event any of them are terminated without cause or resign for good reason within twelve months following a change in control as of December 28, 2024:

Name	Cash Severance (Base Salary)	Management Incentive Bonus	Value of Accelerated Unvested Equity (1)	Benefits Continuation
Mark R. Slicer	$463,500	$324,450	$2,736,021	$35,395
Yoon Ah E. Oh	$413,000	$247,800	$2,580,379	$10,368
Srinivas Vedula	$320,578	$224,404	$1,409,652	—
Ramil Yaldaei	$371,700	$241,605	$1,362,379	$35,395
(1)
For RSUs and PSUs, the value represents the closing price of our Common Stock on the last trading day of the fiscal year multiplied by the number of accelerated units. For PSUs, the number of accelerated units assumes vesting at the target level.

Each of Messrs. Slicer and Yaldaei, Ms. Oh and Dr. Vedula also entered into a separate agreement upon employment with the Company that subjects him or her to non-competition and non-solicitation restrictions, which limit his or her ability to compete with the Company during his or her employment and for a period of one year following his or her resignation or termination for any reason.

Retention Bonus Agreements

No NEO has entered into a Retention Bonus Agreement with the Company.

CEO Pay Ratio

As required by Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(u) of Regulation S-K, we have elected to identify our median employee every three years unless a significant change in employee population or employee compensation arrangements has occurred. Because there has been no change in our employee population or employee compensation arrangements in 2024 that we reasonably believe would result in a significant change to our pay ratio disclosure for 2024, we are using the same median employee identified in 2022 to calculate our 2024 CEO pay ratio. For information regarding the process utilized to identify our median employee, please refer to our proxy statement for the 2022 Annual Meeting of Stockholders. Accordingly, we are providing the following information about the relationship of our CEO’s compensation to the compensation of all our employees:

•
The annual total compensation of the median employee, as determined in 2024, was $103,605;
•
The annual total compensation of our CEO, Michael P. Plisinski, as reported in the Summary Compensation Table included in this proxy statement, was $6,961,766; and
•
The ratio of the annual total compensation of our CEO to the median employee’s annual total compensation was 67 to 1.

This pay ratio is a reasonable estimate calculated in good faith, in a manner consistent with Item 402(u) of Regulation S-K, based on our payroll and employment records and the methodology described below. The SEC rules for identifying the “median employee” and calculating the pay ratio based on that employee’s annual total compensation allow companies to adopt a variety of methodologies, to apply certain exclusions, and to make reasonable estimates and assumptions that reflect their compensation practices. As such, the pay ratios reported by other companies may not be comparable to the pay ratio set forth above, as other companies may have different employment and compensation practices and may utilize different methodologies, exclusions, estimates and assumptions in calculating their own pay ratios.

PROPOSAL 3

RATIFICATION OF APPOINTMENT OF INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

Although ratification by stockholders is not required by law, the Board is submitting the Audit Committee’s selection of Ernst & Young LLP (“EY”) as the Company’s independent registered public accounting firm for fiscal year 2025 for ratification as a matter of good corporate governance and recommends that the stockholders vote for ratification of such appointment. In the event of a negative vote on such ratification, the Board will reconsider its selection. Even if the selection is ratified, the Audit Committee may appoint a new independent registered public accounting firm at any time during the year if the Audit Committee believes that such a change would be in the best interests of the Company and its stockholders. EY has indicated that representatives of EY, the independent registered public accounting firm presented herein, will be in attendance at the Annual Meeting. Such representatives will have the opportunity to make a statement, if they desire to do so, and to respond to appropriate questions.

Independent Registered Public Accounting Firm Selection Process

EY served as the independent registered public accounting firm for Rudolph (the accounting acquirer in the merger with Nanometrics) from 2008 through the Merger Date and has been the Company’s independent registered public accounting firm since the Merger Date, serving in this role during fiscal year 2024. During this time, the firm has demonstrated:

•
A high degree of independence and professionalism in their audit engagement with the Company;
•
A solid record of partner and professional staff continuity;
•
A knowledge of current and emerging accounting and auditing issues affecting the Company;
•
A deep and ongoing understanding of the Company’s business model and industry; and
•
A readiness to assist the Company and its audit committee in keeping up to date with the latest accounting and auditing pronouncements and their application to the Company’s business.

In making its selection of an independent registered public accounting firm, the Audit Committee assesses, among other factors:

•
The performance of the independent registered public accounting firm in the prior year;
•
The anticipated needs of the Company and ability of the accounting firm to address them in the coming year;
•
The proposed fees for the coming year; and
•
The potential impact of changing auditors for the coming year.

Ultimately, the selection of the independent registered public accounting firm is made with the best interest of the Company and its stockholders in mind.

Factors Used To Assess Independent Registered Public Accounting Firm Quality

Members of the Audit Committee have experience in dealing with audits of other public companies as well as experience with other accounting firms. After the Merger Date, the Audit Committee’s basis for the selection of EY as the Company’s independent registered public accounting firm included, among other considerations, familiarity with Rudolph’s accounting practices as the accounting acquirer in the 2019 Merger, EY’s breadth of services and international footprint as well as expense considerations. On an ongoing basis, EY has been responsive, reliable and professional in their dealings with the Audit Committee and has appropriately assisted the Audit Committee in its oversight of the Company’s financial processes and financial statements. In addition, EY makes available to the Company specialists within EY to assist in the audit when consultation on specific and unique issues is warranted. These processes appear to be effective in assisting EY with their audit engagement.

As a part of the Audit Committee’s review of EY’s qualifications, EY provides the Company with the firm-wide comments from the Public Company Accounting Oversight Board (“PCAOB”) regarding PCAOB’s examinations of EY for the prior year. EY also updates the Company with the quality improvements that the firm has made as a result of the PCAOB comments as well as other changes to their quality and risk assessment processes.

Audit Committee’s Involvement In The Lead Partner Selection

In accordance with SEC and PCAOB independence guidelines, EY employs a regular schedule of rotation of both the lead engagement partner (“Lead Partner”) and the concurring partner. Such a regularly scheduled rotation provides for sufficient overlap of the new Lead Partner with the outgoing Lead Partner. This process allows the members of the Audit Committee and Company management to become familiar with the new Lead Partner and new staff and to introduce them to the Company’s business. Prior to the new Lead Partner’s full engagement, the Audit Committee and Company management meet with EY to review and offer feedback on the industry experience, financial acumen and anticipated fit of the new Lead Partner with the Company.

Public Accounting Firm

Pursuant to our Audit Committee charter, our Audit Committee must pre-approve all audit and permissible non-audit services provided by the Company’s independent registered public accounting firm. These services may include audit services, audit-related services, tax and other services. Pre-approval is generally provided for up to one year, and any pre-approval is detailed as to the particular service or category of services and is generally subject to a specific budget. The independent registered public accounting firm and management are required to periodically report to the Audit Committee regarding the extent of services provided by the independent registered public accounting firm in accordance with this pre-approval and the fees for the services performed to date. The Audit Committee may also pre-approve particular services on a case-by-case basis. During fiscal year 2024, all services provided by EY to the Company were pre-approved by the Audit Committee in accordance with this policy, and the Audit Committee has concluded that the provision of these services is compatible with the accountants’ independence.

Audit and Non-Audit Fees

The following table sets forth the fees billed for the fiscal year ended December 28, 2024 and the fiscal year ended December 30, 2023 by EY, the Company’s independent registered public accounting firm.

Fees	2024	2023
Audit	$2,500,000	$2,190,000
Audit Related	$90,000	$48,000
All Other	—	—
Total	$2,590,000	$2,238,000

Audit Fees

Audit fees for the fiscal years ended December 28, 2024 and December 30, 2023 were for the audit of the Company’s annual financial statements including management’s assessment of internal control over financial reporting, the review of the Company’s quarterly financial statements and other services. These fees may include services that are normally provided by the independent registered public accounting firm in connection with regulatory filings or engagements including any comfort letters and consents for financings and filings made with the SEC.

Audit Related Fees

Audit related fees for the fiscal years ended December 28, 2024 and December 30, 2023 were for assurance and related services reasonably related to the performance of the audit or review of the Company’s annual financial statements that are not reported under “Audit Fees,” and consisted primarily of fees for employee benefit plan and statutory audits.

All Other Fees

All other fees would consist of fees for products and services other than the services described above.

Negotiation of the annual independent registered public accounting firm’s fees is the responsibility of the Audit Committee with the support of the Company’s CFO. All of the EY fees listed in the chart above for fiscal years 2024 and 2023 were pre-approved by the Audit Committee, which concluded that the provision of such services by EY was compatible with the maintenance of that firm’s independence in the conduct of its audit functions.

Vote Required

The affirmative vote, in person or by proxy, of a majority of the shares present or represented at the meeting and entitled to vote will be required to ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the year ending January 3, 2026.

The Board recommends voting “FOR” the ratification of the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the year ending January 3, 2026.

AUDIT COMMITTEE REPORT

The following is the Audit Committee’s report submitted to the Board for the fiscal year ended December 28, 2024.

As noted in the Audit Committee’s charter, management is responsible for the Company’s internal controls and the financial reporting process. The independent registered public accounting firm is responsible for performing an independent audit of the Company’s consolidated financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States) and for issuing a report thereon. Additionally, the independent registered public accounting firm is responsible for performing an independent audit of the Company’s internal control over financial reporting and for issuing a report thereon. The Committee’s responsibility is to monitor and oversee these processes.

In this context, the Audit Committee of the Board has:

•
Reviewed and discussed with management and with Ernst & Young LLP, the Company’s independent registered public accounting firm, together and separately, the Company’s audited consolidated financial statements contained in its Annual Report on Form 10-K for the fiscal year ended December 28, 2024;
•
Discussed with Ernst & Young LLP the matters required to be discussed by Statement on Auditing Standards No. 1301, Communications with Audit Committees;
•
Received the written disclosures and the letter from Ernst & Young LLP required by applicable requirements of the Public Company Accounting Oversight Board regarding the independent registered public accounting firm’s communications with the Audit Committee concerning independence, and has discussed with Ernst & Young LLP its independence;
•
Discussed and reviewed with Ernst & Young LLP, with and without management present, the Company’s work in complying with the requirements of Section 404 under the Sarbanes-Oxley Act of 2002 regarding internal control over financial reporting; and
•
Discussed Ernst & Young LLP’s audit report on internal controls over financial reporting as of December 28, 2024 with management and Ernst & Young LLP.

Based on the foregoing review and discussions, the Audit Committee recommended to the Board that the audited financial statements be included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 28, 2024.

THE AUDIT COMMITTEE

Susan D. Lynch (Chairperson)

Leo Berlinghieri

Stephen D. Kelley

Stephen S. Schwartz

Christine A. Tsingos

EXECUTIVE OFFICER BIOGRAPHIES

Set forth below is certain information regarding the executive officers of the Company and their ages as of April 9, 2025. Information relating to Michael P. Plisinski is set forth above under the caption “PROPOSAL 1 - ELECTION OF DIRECTORS.” The individuals listed reflect the Company’s officers designated by the Board as “Executive Officers” for the 2025 fiscal year. The Company is unaware of any arrangements or understandings between the executive officers of the Company and other person(s) pursuant to which an executive officer was or is to be selected, except that Mr. Plisinski was appointed as CEO of the Company pursuant to the Merger Agreement for the 2019 Merger.

Named Executive Officers (NEOs)

Mark R. Slicer Chief Financial Officer	Age: 54
•
Mr. Slicer has served the Company in his current role since May 2022.
•
Prior Experience:
o
September 2019 to May 2022: Senior Vice President and Global Operations Controller at Boston Scientific, a global medical technology manufacturer, where he was responsible for the financial performance of the global manufacturing and distribution network having a production value of approximately $3 billion.
o
February 2014 to September 2019: Senior Vice President and Corporate Controller, Boston Scientific, in which role he oversaw a team of over 500 finance employees across the globe, managing approximately $10 billion in revenue.
o
February 2008 to February 2014: Executive roles in finance and internal audit, Boston Scientific.
o
Preceding Mr. Slicer’s tenure at Boston Scientific, he served in various finance and audit roles at General Electric and PricewaterhouseCoopers.
•
Mr. Slicer holds a B.S. in Accounting from Providence College and is licensed as a Certified Public Accountant in the Commonwealth of Massachusetts.

Yoon Ah E. Oh Senior Vice President, General Counsel, and Corporate Secretary	Age: 43
•
Ms. Oh has served the Company in her current role since October 2021.
•
Prior Experience:
o
June 2023 to January 2024: Vice President, Interim Global Human Resources, Onto Innovation.
o
June 2020 to September 2021: Associate General Counsel and Corporate Secretary, Analog Devices, Inc., a semiconductor company, where she led the team responsible for corporate, M&A, and securities law matters.
o
June 2018 to May 2020: Vice President, Associate General Counsel and Corporate Secretary, Endo International Plc., a specialty pharmaceutical company, where she was responsible for corporate and securities law matters.
o
May 2017 to June 2018: Vice President, Associate General Counsel, Endo International Plc.
o
September 2015 to April 2017: Senior Counsel, Corporate, Endo International Plc.
o
September 2013 to September 2015: Associate, Dechert LLP, an international law firm.
o
September 2007 to August 2013: Associate, Cahill Gordon & Reindel LLP, an international law firm.
•
Ms. Oh holds a B.A. in Political Science from Yale University and a J.D. from Harvard Law School. Ms. Oh is admitted to practice in the Commonwealth of Pennsylvania and the State of New York.

Ramil Yaldaei Chief Operating Officer	Age: 61
•
Mr. Yaldaei has served the Company in his current role since May 2023.
•
Prior Experience:
o
October 2022 to May 2023: Vice President, Global Operations, Metrology and Inspection, Onto Innovation.
o
September 2020 to January 2022: Senior Vice President, Global Supply Chain & Transformation, Visby Medical, a molecular diagnostics company, where he was responsible for supply chain strategy, including commodity management, procurement, sales and operations planning, and supplier quality and engineering.
o
November 2017 to November 2020: President, RYCC, LLC, a consulting company, where he served as an advisory member on the boards of directors of two leading semiconductor companies and acted as an advisor to corporate executives in executing strategic growth plans.
o
September 2005 to November 2017: Vice President & GM, Global Part Sourcing & Technology, Applied Materials, a U.S. semiconductor capital equipment manufacturer, where he was responsible for a supply chain of over $2.2 billion in materials and managed over 550 employees globally.
o
September 2003 to October 2005: Managing Director, Global Sourcing and Operations, Lam Research, a U.S. semiconductor capital equipment manufacturer, where he was responsible for the global commodities supply chain and managed over 500 employees globally.
•
Mr. Yaldaei holds a B.S. and an M.S. in Physics from San Jose State University.

Other Executive Officers

Ido Dolev Executive Vice President, Product Solutions Group	Age: 45
•
Mr. Dolev has served the Company in his current role since December 2024.
•
Prior Experience:
o
August 2020 to November 2024: Vice President and General Manager, Optical Metrology Division Business Unit, KLA Corporation, a U.S. semiconductor capital equipment manufacturer, where he led a global team of more than 500 employees and was responsible for bottom line financial results of the Optical Metrology Division.
o
April 2017 to July 2020: Senior Director of Engineering, Overlay Business Unit, KLA Corporation, where he led the Measurement Technologies group.
o
May 2013 to April 2017: Group Manager, Optical Inspection Technology Group, Applied Materials, a U.S. semiconductor capital equipment manufacturer.
o
February 2006 to May 2013: Physicist, Optical Inspection Technology Group, Applied Materials.
•
Mr. Dolev holds a B.Sc. in Mathematics and Physics, an M.Sc. in Physics, and a Ph.D. in Electrical Engineering from Tel-Aviv University.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

The following table sets forth certain information with respect to beneficial ownership of the Common Stock as of March 25, 2025 (except as otherwise indicated), by (i) each individual or group known by the Company to own beneficially more than five percent (5%) of the Common Stock; (ii) each of the NEOs; (iii) each of the Company’s directors and director nominees; and (iv) all directors, director nominees and executive officers as a group. Except as indicated in the footnotes to this table, the persons named in the table have sole voting and investment power with respect to all shares of Common Stock shown as beneficially owned by them, subject to community property laws where applicable.

Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent of Class(1)
BlackRock, Inc.(2), 50 Hudson Yards, New York, NY 10001	6,145,448	12.6%
The Vanguard Group(3), 100 Vanguard Boulevard, Malvern, PA 19355	5,188,815	10.6%
Michael P. Plisinski	148,103	*
Mark R. Slicer	9,860	*
Yoon Ah E. Oh	11,842	*
Srinivas Vedula	14,465	*
Ramil Yaldaei	4,811	*
Leo Berlinghieri	20,210	*
Stephen D. Kelley	3,509	*
Susan D. Lynch	809	*
David B. Miller	9,817	*
Stephen S. Schwartz (4)	-	*
Christopher A. Seams	35,638	*
May Su	5,109	*
Christine A. Tsingos	42,918	*
All directors, director nominees and executive officers as a group (Fourteen (14) persons)(5)	307,091	*

* Less than 1%

(1)
Applicable percentage ownership is based on 48,836,509 shares of Common Stock outstanding as of March 25, 2025. Beneficial ownership of shares is determined in accordance with the rules of the SEC and generally includes shares as to which a person holds sole or shared voting or investment power. Shares of Common Stock subject to RSUs which will vest within sixty (60) days of March 25, 2025 are deemed to be beneficially owned by the person holding such RSUs for the purpose of computing the percentage ownership of such person but are not treated as outstanding for the purpose of computing the percentage ownership of any other person. Unless otherwise noted, the address for the executive officers and directors named in this table is c/o Onto Innovation Inc., 16 Jonspin Road, Wilmington, Massachusetts 01887.
(2)
Information provided herein is based on the Schedule 13G/A that was filed by BlackRock, Inc. on January 23, 2024, which reported that BlackRock, Inc. had sole voting power over 6,061,549 shares, shared voting power over zero shares, sole dispositive power over 6,145,448 shares and shared dispositive power over zero shares.
(3)
Information provided herein is based on the Schedule 13G/A that was filed by The Vanguard Group on February 13, 2024, which reported that The Vanguard Group had sole voting power over zero shares, shared voting power over 82,524 shares, sole dispositive power over 5,054,083 shares and shared dispositive power over 134,732 shares.
(4)
Dr. Schwartz did not become a Company director until July 16, 2024.
(5)
Includes 12,880 shares subject to restricted stock units vesting within 60 days of March 25, 2025 for all directors, director nominees, and executive officers as a group.

EQUITY COMPENSATION PLAN INFORMATION

The following table sets forth, as of December 28, 2024, certain information related to our equity compensation plans.

	(A)	(B)	(C)
Plan Category	Number of Securities to be Issued Upon Exercise of Outstanding Options, Warrants, and Rights(1)	Weighted-Average Exercise Price of Outstanding Options, Warrants and Rights	Number of Securities Remaining Available For Future Issuance Under Equity Compensation Plans (Excluding Securities Reflected In Column (A))(2)
Equity compensation plans approved by security holders	409,300	—	3,655,406
Equity compensation plans not approved by security holders	n/a	n/a	n/a
Total	409,300	—	3,655,406
(1)
Includes 409,300 shares issuable upon vesting of outstanding restricted stock units under the 2020 Stock Plan.
(2)
As of December 28, 2024, 2,713,367 shares were available under the 2020 Stock Plan and 942,039 shares were available under the ESPP.

OTHER MATTERS

The Company knows of no other matters to be submitted for consideration at the Annual Meeting. If any other matters properly come before the Annual Meeting, it is the intention of the persons acting as proxies to vote the shares they represent as the Board may recommend.

QUESTIONS AND ANSWERS ABOUT THE ANNUAL MEETING

What Is The Purpose Of The Annual Meeting?

At the Annual Meeting, stockholders will be asked to vote upon the matters set forth in the accompanying Notice of Annual Meeting, including:

•
The election of seven directors;
•
An advisory vote to approve named executive officer compensation; and
•
The ratification of the appointment of our independent registered public accounting firm for fiscal year 2025,

all of which are more fully described herein.

Will Other Matters Be Voted On At The Annual Meeting?

We are not currently aware of any matters to be presented at the Annual Meeting other than those described in this proxy statement. If any other matters not described in the proxy statement are properly presented at the meeting, any proxies received by us will be voted in the discretion of the proxy holders.

Who Is Entitled To Vote?

If you were a stockholder of record as of the close of business on March 25, 2025, which is referred to in this proxy statement as the “record date,” you are entitled to receive notice of the Annual Meeting and to vote the shares of Common Stock that you held as of the close of business on the record date. Each stockholder is entitled to one vote for each share of Common Stock held by such stockholder on the record date.

May I Attend The Meeting?

All stockholders of record as of the record date may attend the Annual Meeting, which will be held at the Company’s offices located at 1550 Buckeye Drive, Milpitas, CA 95035. To obtain directions to attend the Annual Meeting and vote in person, please visit our website (www.ontoinnovation.com), and click on “Company,” then “Locations,” and then “California” to access the interactive map. As always, we encourage you to vote your shares prior to the Annual Meeting.

What is Required To Be Admitted To The Annual Meeting?

If you have a stock certificate or hold shares in an account with our transfer agent, you are considered the “stockholder of record” with respect to those shares. If you are a stockholder of record, you will need valid picture identification and proof that you are a stockholder of record of the Company as of the record date to gain admission to the Annual Meeting.

If you are a beneficial holder, you will be required to present a valid picture identification and proof from your bank, broker or other record holder of your shares that you are the beneficial owner of such shares to gain admission to the Annual Meeting. If you are a beneficial holder and wish to vote your shares at the meeting, you will need a legal proxy from your bank, broker or other record holder of your shares.

All attendees will be expected to comply with any health and safety protocols in effect at the Company’s facility at the time of the Annual Meeting.

What Constitutes A Quorum?

The required quorum for the transaction of business at the Annual Meeting is a majority of the issued and outstanding shares of Common Stock, present in person or by proxy and entitled to vote at the Annual Meeting. On the record date, 48,836,509 shares of the Common Stock were issued and outstanding, each entitled to one vote on each matter to be acted upon at the Annual Meeting. Your shares will be counted towards the quorum only if you submit a valid proxy (or one is submitted on your behalf by your broker, bank or other nominee) or if you vote in person at the meeting. Abstentions and broker non-votes will be counted to determine whether there is a quorum present. If a quorum is not present, the Annual Meeting may be adjourned or postponed to a later date.

What Are “Broker Non-Votes”?

A broker non-vote occurs when a bank, broker or other registered holder of record holds shares for a beneficial owner but is not empowered to vote on a particular proposal on behalf of such beneficial owner because the proposal is considered “non-routine” and the beneficial owner has not provided voting instructions on that proposal. The election of directors and the advisory vote to approve named executive officer compensation are treated as “non-routine” proposals. This means that if a brokerage firm holds your shares on your behalf, those shares will not be voted with respect to any of these proposals unless you provide instructions to that firm. See below under “What Is the Vote Required for Election of Directors?” and “What Is the Vote Required for the Approval of Proposals Other Than Director Elections?” for a discussion of the impact of broker non-votes on each of the proposals that will be presented at the Annual Meeting. In order to ensure that any shares held on your behalf by a bank, broker or other registered holder of record are voted in accordance with your wishes, we encourage you to provide instructions to that firm or organization in accordance with the Notice or voting instruction form provided by the broker, bank or other registered holder or to contact your broker, bank or other registered holder to request a proxy form.

Who Bears The Cost Of Soliciting Proxies?

The Company will bear the cost of soliciting proxies. In addition, the Company may reimburse brokerage firms and other persons representing beneficial owners of shares for their expenses in forwarding solicitation material to such beneficial owners. Solicitation of proxies by mail may be supplemented by telephone, facsimile, e-mail or other electronic means or personal solicitation by directors, officers or regular employees of the Company. No additional compensation will be paid to such persons for such services.

Why Did I Receive A “Notice Of Internet Availability Of Proxy Materials” But No Proxy Materials?

We are distributing the Company’s proxy materials to stockholders of record via the Internet in accordance with the “Notice and Access” approach permitted by rules of the SEC. This approach benefits the environment, while providing a timely and convenient method of accessing the materials and voting. Accordingly, we have sent you a Notice because the Board of the Company is soliciting your proxy to vote at the 2025 Annual Meeting of Stockholders, including at any adjournments or postponements of the meeting. On or about April 9, 2025, the Company will begin mailing the Notice to all stockholders of record entitled to vote at the Annual Meeting. All stockholders will have the ability to access the proxy materials on the website referred to in the Notice or request to receive a printed set of the proxy materials. Instructions on how to access the proxy materials over the Internet or to request a printed copy of the proxy materials and the Company’s 2024 Annual Report may be found in the Notice.

What Does It Mean If I Received More Than One Notice?

If you receive more than one Notice, your shares may be registered in more than one name or in different accounts. Please follow the voting instructions on each of the Notices to ensure that all of your shares are voted.

How Do I Go About Voting?

You may vote “For” or “Against” each of the director nominees or you may “Abstain” from voting with respect to any nominee. For each of the other matters to be voted on, you may vote “For” or “Against” or “Abstain” from voting.

Voting For Shares Registered Directly In The Name Of The Stockholder

If you are a stockholder of record with shares registered in your name, you can vote by one of the following methods:

•
In Person - To vote in person, come to the Annual Meeting and you will receive a ballot when you arrive. You will be required to show valid picture identification and proof that you are a stockholder of record of the Company as of the record date to be admitted to the Annual Meeting.
•
Via the Internet - To submit your proxy by Internet, go to www.proxyvote.com and follow the instructions on the secure website. The deadline for proxy submission via the Internet is 11:59 p.m. (ET) on May 20, 2025.
•
Via Telephone – To submit your proxy by telephone, call toll free 1-800-690-6903 within the United States, US territories and Canada. The deadline for voting by phone is 11:59 p.m. (ET) on May 20, 2025.
•
By Mail – Stockholders who receive a paper proxy card may complete, sign and date their proxy card and mail it in the pre-addressed postage-paid envelope that accompanies the proxy card. Proxy cards submitted by mail must be received prior to the time of the Annual Meeting in order for your shares to be voted.

Even if you plan to attend the Annual Meeting, we recommend that you submit your proxy in advance so that your shares are represented at the Annual Meeting in the event you are unable to attend the meeting. Each stockholder of record is entitled to one vote for each share of Common Stock owned by such stockholder on all matters presented at the Annual Meeting. Stockholders do not have the right to cumulate their votes in the election of directors.

If you return a signed and dated proxy card but do not indicate how the shares are to be voted, those shares will be voted in accordance with Onto Innovation’s Board’s recommendations. A valid proxy card also authorizes the individuals named therein as proxies to vote your shares in their discretion on any other matters, which, although not described in the proxy statement, are properly presented for action at the Annual Meeting. If you indicate on your proxy card that you wish to “abstain” from voting on an item, your shares will not be voted on that item.

While Internet proxy voting is being provided to allow you to submit your proxy online, with procedures designed to ensure the authenticity and correctness of your proxy vote instructions, please be aware that you must bear any costs associated with your Internet access, such as usage charges from Internet access providers and telephone companies.

Voting By Proxy For Shares Registered In Street Name

If your shares are held in a stock brokerage account or by a bank or other holder of record, you are considered the “beneficial owner” of shares held in “street name.” As the beneficial owner, you have the right to direct your broker, bank or other holder of record on how to vote your shares by submitting voting instructions to such person in accordance with the directions that the entity provides. In the event you are considered the “beneficial owner” of shares held in “street name” and you wish to vote in person at the Annual Meeting, you must obtain a legal proxy from your broker, bank or another agent. Your vote also authorizes the person(s) acting as your proxy to vote your shares in their discretion. Follow the instructions from your broker or bank included with these proxy materials or contact your broker or bank to request a legal proxy.

May I Revoke My Proxy Or My Voting Instructions?

If you are a stockholder of record, you may revoke your proxy or change your vote after submitting your proxy at any time before the polls close at the Annual Meeting by doing any of the following:

•
By delivering a written notice of revocation or a duly executed proxy card bearing a later date to the Corporate Secretary of the Company at the Company’s principal executive offices prior to the Annual Meeting;
•
By submitting a timely and valid later proxy online at www.proxyvote.com;
•
By submitting a timely and valid later proxy by telephone call to 1-800-690-6903 within the USA, US territories and Canada; or
•
By attending the Annual Meeting and voting in person.

If you are a beneficial owner of shares, please contact your bank, broker or other holder of record for specific instructions on how to change or revoke your voting instructions.

What Happens If I Do Not Vote?

Stockholder Of Record: Shares Registered In Your Name

If you are a stockholder of record and do not submit a proxy by mail, telephone, or the Internet or by attending the Annual Meeting and voting in person, your shares will not be voted.

Beneficial Owner: Shares Registered In The Name Of Broker Or Bank

If you are a beneficial owner and do not instruct your broker, bank, or other agent how to vote your shares, the question of whether your broker or nominee will still be able to vote your shares depends on whether the NYSE deems the particular proposal to be a “routine” matter. Brokers and nominees can use their discretion to vote “uninstructed” shares with respect to matters that are considered to be “routine,” but not with respect to “non-routine” matters. Under the rules and interpretations of the NYSE, “non-routine” matters are matters that may substantially affect the rights or privileges of stockholders, such as mergers, stockholder proposals, elections of directors (even if not contested), executive officer compensation (including any advisory stockholder votes on executive officer compensation and on the frequency of stockholder advisory votes on named executive officer compensation), and certain corporate governance proposals, even if management supported. Accordingly, your broker or nominee may not vote your shares on the election of directors or the advisory proposal to approve the named executive officer compensation without your instructions, but may vote your shares on the proposal to ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the fiscal year ending January 3, 2026 even in the absence of your instruction.

What If I Return A Proxy Card Or Otherwise Submit a Proxy But Do Not Make Specific Choices?

If you return a signed and dated proxy card or otherwise submit a proxy without marking voting selections, your shares will be voted, as applicable, “For” the election of all seven nominees for director, “For” the advisory approval of the named executive officer compensation, and “For” the ratification of the appointment of Ernst & Young, LLP as the independent registered public accounting firm of the Company for its fiscal year ending January 3, 2026. If any other matter is properly presented at the meeting, your proxyholder will vote your shares using his or her best judgment.

What Is The Vote Required For Election Of Directors?

For the election of directors, each director is elected by a majority of the votes cast (except that if the number of nominees exceeds the number of directors to be elected, directors will be elected by a plurality voting standard). This means that for a director nominee to be elected to our Board, the number of votes cast “for” a director’s election must exceed the number of votes cast “against” that director’s election (with “abstentions” and “broker non-votes” not counted as a vote cast either “for” or “against” that director’s election, although abstentions and broker non-votes count for the purpose of determining a quorum). Our Bylaws provide for election of directors by a majority of votes cast in uncontested elections, and our Corporate Governance Guidelines provides that any incumbent director nominee in an uncontested election who does not receive an affirmative majority of votes cast must promptly tender such director’s resignation to our Board. Further information regarding the process that will be followed if such an event occurs can be located under the heading “Proposal 1 - Election of Directors.”

What Is The Vote Required For The Approval Of Proposals Other Than Director Elections?

The proposal to approve, on an advisory basis, the compensation of our named executive officers and the proposal to ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending January 3, 2026 each requires the affirmative vote, in person or by proxy, of a majority of the shares present in person or represented by proxy at the meeting and entitled to vote on the matter to be approved. For each of these two proposals, abstentions in effect count as negative votes, because they are shares represented in person or by proxy that are entitled to vote on the matter and not voted in the affirmative. Broker non-votes are not counted as part of the vote total (because they are not considered “entitled to vote” on the matter) and have no effect on the outcome.

What Is Householding?

The Company has adopted a procedure approved by the SEC called “householding.” Under this procedure, when multiple stockholders of record share the same address, we may deliver only one (1) Notice or set of householding materials to that address unless we have received contrary instructions from one or more of those stockholders. The same procedure may be followed by brokers and other nominees holding shares of our stock in “street name” for more than one beneficial owner with the same address.

If a stockholder holds shares of stock in multiple accounts (e.g., with our transfer agent and/or banks, brokers or other registered stockholders), we may be unable to use the householding procedures and, therefore, that stockholder may receive multiple copies of the Notice. You should follow the instructions on each Notice that you receive in order to vote the shares you hold in different accounts.

A stockholder that shares an address with another stockholder if such household has received only one Notice, may write or call us as specified below:

•
To request a separate copy of such materials, which will be promptly mailed without charge; and
•
To request that separate copies of these materials be sent to his or her home for future meetings.

Conversely, a stockholder of record who shares the same address with another stockholder of record may write or call us as specified below to request that a single set of proxy materials be delivered to that address. Such stockholder requests may be made to our Investor Relations Department either via phone at 978-253-6200 or by mail directed to:

Onto Innovation Inc.

Attention: Investor Relations

16 Jonspin Road

Wilmington, Massachusetts 01887

If you are a beneficial owner of shares held in street name, please contact your bank, broker or other holder of record regarding such requests.

How Can I Find Out the Results Of The Voting At The Annual Meeting?

Preliminary voting results will be announced at the Annual Meeting. Final voting results will be published in a Current Report on Form 8-K that we expect to file within four business days after the Annual Meeting. If final voting results are not available to us in time to file a Form 8-K within four business days after the meeting, we intend to file a Form 8‑K to publish preliminary results and, within four business days after the final results are known to us, file an additional Form 8-K to publish the final results.

What Are The Deadlines For Submission Of Stockholder Proposals For The 2025 Annual Meeting?

Stockholders of the Company are entitled to present proposals for consideration at forthcoming stockholder meetings provided that they comply with the proxy rules promulgated by the SEC, if applicable, and the Bylaws of the Company. Stockholders wishing to present a proposal at the Company’s 2026 Annual Meeting of Stockholders must submit such proposal in writing to the Corporate Secretary at Onto Innovation Inc., 16 Jonspin Road, Wilmington, Massachusetts 01887 no later than December 10, 2025 in accordance with Rule 14a-8 under the Exchange Act, if they wish for it to be eligible for inclusion in the proxy statement and form of proxy relating to that meeting. In addition, under the Company’s Bylaws, a stockholder wishing to nominate a director or make a proposal at the 2026 Annual Meeting of Stockholders outside of Exchange Act Rule 14a-8 must submit such nomination or proposal in writing to the Corporate Secretary at the above address no earlier than January 21, 2026 and no later than February 20, 2026. In addition, to comply with the universal proxy, stockholders who intend to solicit proxies in support of director nominees other than the Company nominees in connection with the 2026 Annual Meeting of Stockholders must provide notice that sets forth the information required by Rule 14a-19 under the Exchange Act, postmarked or submitted electronically to the Company at its principal executive office no later than March 23, 2026.

The Nominating & Governance Committee will also consider qualified director nominees recommended by stockholders. Our process for receiving and evaluating Board member nominations from our stockholders is described above under the caption “Consideration Of Director Nominees.”

You are also advised to review the Company’s Bylaws, which contain additional requirements about advance notice of stockholder proposals and director nominations.

ADDITIONAL INFORMATION

Stockholders may obtain a copy of the Company’s Annual Report on Form 10-K for the fiscal year ended December 28, 2024, including financial statements and schedules included in the Annual Report on Form 10-K, without charge, by visiting the Company’s website at https://investors.ontoinnovation.com/ or by writing to:

Onto Innovation Inc.

Attention: Investor Relations

16 Jonspin Road

Wilmington, Massachusetts 01887

Upon written request to the Company, at the above address for Investor Relations, the exhibits set forth on the exhibit index of the Company’s Annual Report on Form 10-K will be made available at reasonable charge (which will be limited to our reasonable expenses in furnishing such exhibits).

BY ORDER OF THE BOARD OF DIRECTORS Yoon Ah E. Oh Corporate Secretary

Dated: April 9, 2025

TSR-based PSU Vested Footnote

(2) In 2023, tranches of the TSR-based PSU awards from 2021 and 2020 vested. None of the NEOs, except for the CEO, was in his or her current role in 2020 or 2021 at the time the PSU awards were granted. Therefore no NEO, except for the CEO, received Common Stock from the vesting of PSU awards in 2023.

Net Income Total Revenue Footnote	(4) The dollar amounts reported represent the amount of net income and total revenue reflected in our audited financial statements for each covered fiscal year.
Total Revenue	$ 987,321	$ 815,868	$ 1,005,183	$ 788,899	$ 556,496
Year End Stock Price | shares	170.66	152.9	68.09	101.23	48.02
Stock Price Performance	0.116	1.246	0.327	1.108	0.01
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income (1)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,176,967	$ 15,574,155	$ (3,226,376)	$ 8,851,364	$ 689,499
PEO | Value Of Stock And Option Awards In Summary Compensation Table Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,303,695)	(4,327,136)	(3,977,905)	(3,487,747)	(2,672,777)
PEO | Change In Pension Value And Non Qualified Deferred Compensation Earnings Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Service Cost And Impact Of Pension Plan Adjustments Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,637,070	10,231,429	2,764,863	6,761,134	2,941,125
PEO | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,143,426	8,298,325	(2,584,704)	5,241,435	318,972
PEO | F M V Of Awards Granted This Year And That Vested This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change In Fair Value From Prior Year End Of Prior Year Awards That Vested This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,700,166	1,371,538	571,370	336,542	102,179
PEO | Prior Year Fair Value Of Prior Year Awards That Failed To Vest This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	453,062	1,500,064	(418,000)	1,079,680	529,092
Non-PEO NEO | Value Of Stock And Option Awards In Summary Compensation Table Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(756,739)	(721,165)	(577,372)	(533,902)	(435,715)
Non-PEO NEO | Change In Pension Value And Non Qualified Deferred Compensation Earnings Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Service Cost And Impact Of Pension Plan Adjustments Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	661,625	1,508,382	436,885	879,706	479,458
Non-PEO NEO | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	274,604	613,125	(143,057)	665,069	487,384
Non-PEO NEO | F M V Of Awards Granted This Year And That Vested This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change In Fair Value From Prior Year End Of Prior Year Awards That Vested This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,572	99,722	(134,457)	68,807	(2,036)
Non-PEO NEO | Prior Year Fair Value Of Prior Year Awards That Failed To Vest This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0